JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
March 2, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-103022 and 811-21295
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses of the Funds listed on Appendix A and the Statement of Additional Information for the JPMorgan Emerging Markets Strategic Debt Fund do not differ from those contained in the Post-Effective Amendment No. 656 (Amendment No. 657 under the Investment Company Act of 1940, as amended) filed electronically on February 25, 2022.
Please contact Jessica K. Ditullio at (614) 213-4042 if you have any questions.
Very truly yours,
/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

Appendix A
J.P. Morgan Income Funds
JPMorgan Emerging Markets Strategic Debt Fund
J.P. Morgan Specialty Funds
JPMorgan Opportunistic Equity Long/Short Fund
JPMorgan Research Market Neutral Fund